LESSEE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Schedule of Movement in Right-of-Use Assets
The table below sets out the movement in right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 21).

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
At 1 January	1,434	1,609	778	868
Exchange and other adjustments	(9)	—	(9)	—
Additions	71	122	54	104
Disposals	(12)	(82)	(4)	(73)
Depreciation charge for the year	(216)	(215)	(129)	(121)
At 31 December	1,268	1,434	690	778